Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended
	Feb. 12, 2020	Nov. 06, 2019	Mar. 19, 2020	Sep. 30, 2019	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018	Sep. 25, 2007
Common stock, shares outstanding					15,093,126	12,524,307	12,257,640	1,000,000
Subsequent Event [Member]
Common stock, shares outstanding				12,524,307
Stock split				1:15
Subsequent Event [Member] | Minimum [Member]
Common stock, shares outstanding				12,524,307
Subsequent Event [Member] | Maximum [Member]
Common stock, shares outstanding				183,864,600
Subsequent Event [Member] | Securities Purchases Agreement [Member]
Convertible debt			$ 50,000
Convertible Promissory Note [Member]
Interest rate		7.00%
Sellers Acquisition Promissory Notes [Member]
Interest rate	8.00%
Compensation Promissory Note [Member] | Subsequent Event [Member] | Securities Purchases Agreement [Member]
Convertible debt			150,000
Original discount amount			$ 43,000
Interest rate			10.00%
Due date			Dec. 20, 2020
Warrant grant term			3 years
Warrant granted price			$ 0.48
Beneficial ownership percentage			4.99%
Subsequent Events, description			The note converts to common shares at a 40% discount to the lowest traded price during the 25 days prior to conversion.
Convertible Promissory Note 2 [Member]
Interest rate					10.00%